Financial Instruments-Risk Management - Summary of Risk Categories of Borrower by Probability Of default (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Default Floor Rate Percentage	0.05%
Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Default Floor Rate Percentage		0.03%